Document and Entity Information	0 Months Ended
Jan. 27, 2014
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2014
Entity Registrant Name	LKQ CORP
Entity Central Index Key	0001065696